OTHER NON-CURRENT LIABILITIES - Other Non-Current Liabilities by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about other non-current liabilities [Line Items]
Other liabilities (note 29)	$ 1,301	$ 1,268
Revenues from streaming arrangements
Revenue	11,985	12,595
Pascua-Lama
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposit on agreement	154	149
Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposit on agreement	438	447
Shareholder loan	164	42
Revenues from streaming arrangements
Revenue	1,514	1,613
Pueblo Viejo [Member] | Royal Gold
Revenues from streaming arrangements
Revenue	44	53
Bulyanhulu and Buzwagi [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Shareholder loan	150	167
Consolidated total [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Long-term income tax payable	267	321
Provision for offsite remediation	52	50
Other non-current financial liabilities	$ 76	$ 92